As filed with the Securities and Exchange Commission on July 8, 2019.

File No. 333-229243

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
(Check appropriate box or boxes)

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Series I and Series II shares of beneficial interest, without par value, of the Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Total Return Bond Fund, Invesco Oppenheimer V.I. Government Money Fund, Invesco Oppenheimer V.I. Conservative Balanced Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Global Strategic Income Fund, Invesco Oppenheimer V.I. International Growth Fund, Invesco Oppenheimer V.I. Main Street Fund and Invesco Oppenheimer V.I. Main Street Small Cap Fund, each a series of the Registrant; and

Series I shares of beneficial interest, without par value, of the Invesco Oppenheimer V.I. Government Money Fund, a series of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended, on February 19, 2019 (Accession no. 0001193125-19-044298).

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust, dated April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to a $100,000,000 and an additional $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(53)

(2) Amendment No. 1, dated March 27, 2018, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(53)

(3) Amendment No. 2, dated October 23, 2018, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(56)

(4) Amendment No. 3, dated March 27, 2019, to Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(56)

(2)	Second Amended and Restated By-Laws of Registrant, dated effective October 26, 2016.(52)

(3)	Voting Trust Agreements – None

(4)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.(58)

(5)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, and Articles IV, V and VI of the Second Amended and Restated By-Laws, define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(14)

(2) Amendment No. 1, dated, May 1, 2001 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(15)

(3) Amendment No. 2, dated September 7, 2001, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(18)

(4) Amendment No. 3, dated May 1, 2002, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(20)

(5) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(22)

(6) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

(7) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

(8) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

(9) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

(10) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. (26)

(11) Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(12) Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(13) Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(14) Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(15) Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

(16) Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

(17) Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

(18) Amendment No. 17, dated October 22, 2008, to Master Investment Advisory Agreement between Registrant and Invesco Aim Advisors, Inc.(33)

(19) Amendment No. 18, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(36)

(20) Amendment No. 19, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (39)

(21) Amendment No. 20, dated March 3, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)

(22) Amendment No. 21, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)

(23) Amendment No. 22, dated January 7, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(43)

(24) Amendment No. 23, dated May 2, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)

(25) Amendment No. 24, dated December 1, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)

(26) Amendment No. 25, dated July 16, 2012, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(45)

(27) Amendment No. 26, dated April 29, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(46)

(28) Amendment No. 27, dated April 29, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(46)

(29) Amendment No. 28, dated April 30, 2014, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(47)

(30) Amendment No. 29, dated April 30, 2015, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(49)

(31) Amendment No. 30, dated April 29, 2016, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(52)

(32) Form of Amendment No. 31, dated April 30, 2018, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(56)

(33) Form of Amendment No. 32, dated May 24, 2019, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(57)

(b)	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global

Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(30)

(2) Amendment No. 1, dated October 22, 2008, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(33)

(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., formerly AIM Funds Management Inc.(36)

(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)

(5) Amendment No. 4, dated March 3, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)

(6) Amendment No. 5, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (41)

(7) Amendment No. 6, dated January 7, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (43)

(8) Amendment No. 7, dated December 1, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (44)

(9) Amendment No. 8, dated July 16, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (45)

(10) Amendment No. 9, dated April 29, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (46)

(11) Amendment No. 10, dated April 29, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (47)

(12) Amendment No. 11, dated April 30, 2014, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (48)

(13) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc. and Invesco Australia Limited. (49)

(14) Amendment No. 12, dated April 30, 2015, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (50)

(15) Amendment No. 13, dated April 29, 2016, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (52)

(16) Amendment No. 14, dated April 30, 2018, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (56)

(c)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)

(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (53)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(7) Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(11) Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(16) Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(19) Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(20) Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (56)

(d)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (53)

(2) Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private dated April 11, 2017. (53)

(3) Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private. (53)

(4) Form of Amendment No. 3, dated [April 30, 2018], to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private. (53)

(7)(a)	(1) Master Distribution Agreement, dated July 1, 2014, between Registrant and Invesco Distributors, Inc.(48)

(2) Amendment No. 1, dated October 14, 2014, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(48)

(3) Amendment No. 2, dated January 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(48)

(4) Amendment No. 3, dated April 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(49)

(5) Amendment No. 4, dated June 15, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)

(6) Amendment No. 5, dated September 30, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)

(7) Amendment No. 6, dated December 21, 2015, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(50)

(8) Amendment No. 7, dated February 26, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(51)

(9) Amendment No. 8, dated April 29, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(51)

(10) Amendment No. 9, dated June 20, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(11) Amendment No. 10, dated June 28, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(12) Amendment No. 11, dated July 1, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(13) Amendment No. 12, dated July 27, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(14) Amendment No. 13, dated October 28, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(15) Amendment No. 14, dated December, 1, 2016, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(16) Amendment No. 15, dated February 27, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (52)

(17) Amendment No. 16, dated December 15, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

(18) Amendment No. 17, dated December 18, 2017, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

(19) Form of Amendment No. 18, dated April 30, 2018, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014. (53)

(20) Amendment No. 19, dated July 26, 2018, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(56)

(21) Amendment No. 20, dated November 1, 2018, to Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2014.(56)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(47)

(b)	Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant’s Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2011.(48)

(c)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(51)

(9)(a)	Master Custodian Contract, dated June 1, 2018, between Registrant and State Street Bank and Trust Company.(56))

(b)	Custody Agreement, dated August 30, 2018 between Registrant and The Bank of New York.(56)

(c)	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(29)

(10)(a)	(1) Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investment Trust) (Compensation), effective as of July 1, 2016.(52)

(2) Amendment No. 1, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II shares, Cash Reserve shares and Classes of shares of Short-Term Investment Trust) (Compensation).(52)

(3) Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(4) Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(5) Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(6) Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(7) Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (52)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(9) Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(10) Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(12) Form of Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (53)

(13) Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation).(56)

(14) Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investment Trust) (Compensation). (56)

(b)	Twenty-Fourth Amended and Restated Multiple Class Plan of The Invesco Family of Funds, effective December 12, 2001, as amended and restated effective July 30, 2018.(56)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(55)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders. (58)

(13)(a)	(1) Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(2) Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(3) Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(4) Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

(5) Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(29)

(6) Amendment No. 5, dated October 22, 2008, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc.(32)

(7) Amendment No. 6, dated January 1, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (36)

(8) Amendment No. 7, dated February 12, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (41)

(9) Amendment No. 8, dated March 3, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)

(10) Amendment No. 9, dated April 30, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)

(11) Amendment No. 10, dated January 7, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(43)

(12) Amendment No. 11, dated December 1, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(44)

(13) Amendment No. 12, dated July 1, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)

(14) Amendment No. 13, dated July 16, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)

(15) Amendment No. 14, dated April 29, 2013, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(46)

(16) Amendment No. 15, dated April 29, 2013, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(46)

(17) Amendment No. 16, dated April 30, 2014, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(47)

(18) Amendment No. 17, dated April 30, 2015, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(47)

(19) Amendment No. 18, dated April 29, 2016, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(52)

(20) Amendment No. 19, dated July 1, 2017, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(56)

(21) Amendment No. 20, dated April 30, 2018, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (56)

(22) Amendment No. 21, dated January 1, 2019, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (56)

(b)	(1) Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(28)

(2) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(29)

(c)	(1) Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc.(4)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and Invesco Distributors, Inc.(42)

(d)	(1) Participation Agreement, dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(4)

(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

(e)	(1) Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(4)

(2) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

(f)	(1) Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(4)

(2) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

(3) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

(4) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

(5) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

(6) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

(7) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

(8) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(20)

(9) Amendment No. 7, dated May 1, 2004, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(27)

(g)	Participation Agreement, dated June 1, 2010, between Registrant and Empire Fidelity Investments Life Insurance Company.(42)

(h)	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Investments Life Insurance Company.(42)

(i)	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Security Life Insurance Company.(42)

(j)	(1) Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(4)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(42)

(k)	(1) Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(5)

(2) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

(3) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

(4) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

(5) Amendment No. 4, dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

(6) Amendment dated November 1, 2007, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(29)

(7) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company. (42)

(8) Amendment dated December 31, 2013, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company. (49)

(l)	(1) Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(5)

(2) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

(3) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

(4) Amendment No. 2, dated December 18, 2002, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

(5) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

(6) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(43)

(m)	(1) Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(5)

(2) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated.(5)

(3) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

(4) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)

(5) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

(6) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

(7) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

(8) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(20)

(9) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

(10) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

(11) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company (formerly known as Merrill Lynch Life Insurance Company).(42)

(12) Amendment No. 10, dated May 1, 2013, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company.(49)

(n)	(1) Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(5)

(2) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)

(3) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)

(4) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

(5) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

(6) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

(7) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(20)

(8) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company of New York (formerly ML Life Insurance Company of New York).(42)

(11) Amendment No. 10, dated May 1, 2013, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company of New York.(49)

(12) Amendment No. 11, dated July 1, 2014, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Financial Life Insurance Company (formerly Transamerica Advisors Life Insurance Company of New York).(49)

(o)	(1) Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(5)

(2) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

(4) Amendment dated April 30, 2004, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(27)

(5) Amendment dated November 1, 2007, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(29)

(6) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(42)

(7) Amendment dated December 31, 2013, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(49)

(p)	(1) Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

(2) Amendment No. 1, dated March 25, 2009, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(42)

(4) Amendment No. 3, dated December 31, 2013, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(49)

(q)	(1) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Centurion Life Assurance Company and IDS Life Insurance Company of New York).(28)

(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company of New York (formerly American Centurion Life Assurance Company, and IDS Life Insurance Company of New York).(42)

(r)	(1) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company).(28)

(2) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company (formerly American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company).(42)

(s)	(1) Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(6)

(2) Amendment No. 1, dated October 11, 1999, to the Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated November 20, 1997, between Registrant and American General Life Insurance Company of Delaware (formerly AIG Life Insurance Company).(43)

(4) Amendment No. 3, dated December 18, 2013, to the Participation Agreement, dated November 20, 1997, between Registrant and American General Life Insurance Company (formerly known as American General Life Insurance Company of Delaware).(49)

(t)	(1) Participation Agreement, dated November 20, 1997, between Registrant and American International Life Assurance Company of New York.(6)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, between Registrant and American International Life Assurance Company of New York.(43)

(u)	(1) Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(6)

(2) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

(v)	(1) Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(6)

(2) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

(3) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

(4) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(12)

(5) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

(6) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

(7) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(18)

(w)	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(6)

(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

(3) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(14)

(4) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(18)

(5) Amendment No. 4, dated November 9, 2009, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(37)

(6) Amendment dated April 30, 2010, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(43)

(7) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(x)	(1) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(6)

(2) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)

(3) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Life Insurance Company).(18)

(y)	(1) Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance & Annuity Company, Inc.(7)

(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)

(4) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)

(5) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc.(18)

(6) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc.(27)

(7) Amendment No. 6, dated July 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

(8) Amendment No. 7, dated May 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

(9) Amendment No. 8, dated December 31, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(33)

(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(44)

(11) Amendment No. 10, dated March 31, 2015, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(49)

(z)	(1) Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(7)

(2) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

(3) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

(4) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S).(18)

(6) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

(7) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

(8) Amendment No. 7, dated April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

(9) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

(10) Amendment No. 9, dated August 20, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada.(27)

(11) Amendment No. 10, dated December 31, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

(12) Amendment No. 11, dated April 30, 2004, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

(13) Amendment No. 12, dated January 29, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(28)

(14) Amendment No. 13, dated May 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

(15) Amendment No. 14, dated August 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

(16) Amendment No. 15, dated April 30, 2010, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(42)

(17) Amendment No. 16, dated January 1, 2012, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(44)

(18) Amendment No. 17, dated September 18, 2014, to the Participation Agreement, dated February 17, 1998, between Registrant and Delaware Life Insurance Company (formerly known as Sun Life Assurance Company of Canada (U.S.)).(49)

(aa)	Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity Insurance Company.(7)

(bb)	(1) Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(7)

(2) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(8)

(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(18)

(cc)	(1) Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

(2) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

(3) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)

(4) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

(5) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

(6) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

(7) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

(9) Amendment No. 8, dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

(10) Amendment No. 9, dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

(11) Amendment No. 10, dated May 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(12) Amendment No. 11, dated December 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(13) Amendment No. 12, dated May 1, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(14) Amendment No. 13, dated September 1, 2005, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(15) Amendment No. 14, dated May 1, 2006, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

(16) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

(17) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

(18) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(30)

(19) Amendment dated June 1, 2009, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(37)

(20) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(42)

(21) Amendment dated September 10, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(49)

(22) Amendment No. 21, dated May 1, 2011, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(44)

(23) Amendment No. 22, dated May 1, 2013, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(49)

(dd)	(1) Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company.(7)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company (n/k/a Union Security Insurance Company).(28)

(ee)	(1) Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(7)

(2) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

(3) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

(4) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

(5) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(18)

(6) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(20)

(7) Amendment No. 6, dated October 1, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

(8) Amendment No. 7, dated January 15, 2004, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

(9) Amendment No. 8, dated January 1, 2005, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(28)

(11) Amendment No. 10, dated August 31, 2007, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(29)

(12) Amendment No. 11, dated February 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(30)

(13) Amendment No. 12, dated September 15, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

(14) Amendment No. 13, dated December 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

(15) Amendment No. 14, dated April 30, 2010, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(42)

(ff)	(1) Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(7)

(2) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(8)

(3) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

(4) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

(5) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

(6) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(18)

(7) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and the Lincoln National Life Insurance Company.(18)

(8) Amendment No. 7, dated May 1, 2003, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(27)

(9) Amendment No. 8, dated April 30, 2004, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(27)

(10) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(28)

(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(42)

(12) Amendment No. 11, dated July 25, 2012, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(45)

(gg)	(1) Participation Agreement, dated June 30, 1998, between Registrant and Aetna Life Insurance and Annuity Company.(7)

(2) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company.(18)

(3) Amendment dated July 12, 2002, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company (n/k/a ING Life Insurance and Annuity Company).(27)

(hh)	(1) Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(8)

(2) Amendment dated July 1, 2001, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

(3) Amendment dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(20)

(4) Amendment dated April 30, 2004, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company).(27)

(5) Amendment No. 4, dated June 30, 2006, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

(6) Amendment dated November 5, 2007, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(29)

(7) Amendment dated November 3, 2008, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(32)

(8) Amendment dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(42)

(ii)	(1) Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(8)

(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(43)

(jj)	(1) Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(7)

(2) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company.(20)

(3) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(20)

(4) Amendment No. 3, dated June 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

(5) Amendment No. 4, dated November 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

(6) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

(7) Amendment No. 6, dated May 1, 2008, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(32)

(8) Amendment No. 7, dated May 1, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(33)

(9) Amendment No. 8, dated July 27, 2009,to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(37)

(10) Amendment No. 9, dated October 19, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(37)

(11) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (42)

(12) Amendment No. 11, dated May 20, 2014, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (51)

(13) Amendment No. 12, dated April 1, 2015, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (51)

(kk)	(1) Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(7)

(2) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

(3) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(27)

(ll)	(1) Amended and Restated Participation Agreement, dated July 31, 2007, to the Participation Agreement, dated July 27, 1998, between Registrant, A I M Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(29)

(2) Amendment No. 1, dated March 1, 2008, to the Participation Agreement, dated July 31, 2007, between Registrant AIM Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(30)

(3) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company.(42)

(mm)	(1) Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(7)

(2) Amendment No. 1, dated February 11, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(13)

(3) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

(4) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

(5) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

(6) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

(7) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

(8) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(20)

(9) Amendment dated January 1, 2003 to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(27)

(10) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(43)

(nn)	(1) Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(9)

(2) Amendment No. 1, dated February 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(3) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(4) Amendment No. 3, dated July 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(5) Amendment dated January 1, 2003, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(6) Amendment No. 5, dated April 30, 2004, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

(7) Amendment No. 6, dated October 1, 2006, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(28)

(8) Amendment No. 7, dated April 2, 2007, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(29)

(9) Amendment No. 8, dated April 30, 2010, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(42)

(10) Amendment No. 9, dated July 25, 2012, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(45)

(oo)	(1) Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(8)

(2) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

(3) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

(pp)	(1) Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(6)

(2) Amendment No. 1, dated March 8, 2000, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

(4) Amendment dated May 1, 2006, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(29)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(42)

(qq)	(1) Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(9)

(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(18)

(3) Amendment No. 2, dated February 1, 2002, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

(4) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated February 1, 1999, between Registrant and Reassure America Life Insurance Company (formerly Sage Life Assurance of America, Inc.)(42)

(rr)	(1) Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(9)

(2) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(18)

(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(27)

(4) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(29)

(5) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(42)

(ss)	(1) Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company.(10)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company.(42)

(tt)	(1) Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(10)

(2) Amendment No. 1, dated April 25, 2003, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(42)

(uu)	(1) Participation Agreement, dated April 26, 1999, between Registrant and First Variable Life Insurance Company.(10)

(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 26, 1999, between Registrant and Protective Life Insurance Company (formerly, First Variable Life Insurance Company).(27)

(vv)	(1) Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(11)

(2) Amendment dated July 12, 2006, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(28)

(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(29)

(ww)	(1) Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company.(10)

(2) Amendment dated April 30, 2010, to the Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company.(42)

(xx)	(1) Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(11)

(2) Amendment dated April 1, 2001, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(3) Amendment dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

(4) Amendment dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

(5) Amendment dated January 8, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(6) Amendment dated February 14, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(7) Amendment dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(8) Amendment dated April 29, 2005, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

(9) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(29)

(10) Amendment dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(44)

(11) Amendment No. 10, dated May 1, 2011, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(44)

(yy)	(1) Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company.(11)

(2) Amendment No. 1, dated April 30, 2007, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company (formerly Security First Life Insurance company).(29)

(3) Amendment dated April 30, 2010, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company.(43)

(zz)	(1) Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(11)

(2) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(18)

(3) Amendment No. 2, dated May 1, 2003, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(27)

(aaa)	(1) Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(11)

(2) Amendment No. 1, dated May 1, 2005, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

(3) Amendment No. 2, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(42)

(5) Amendment No. 4, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(45)

(bbb)	(1) Participation Agreement, dated July 27, 1999, between Registrant and Preferred Life Insurance Company of New York.(11)

(2) Amendment No. 1, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(28)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(42)

(4) Amendment No. 3, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(45)

(ccc)	Participation Agreement, dated August 31, 1999, between Registrant and John Hancock Mutual Life Insurance Company.(11)

(ddd)	(1) Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(11)

(2) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

(3) Amendment No. 2, dated December 31, 2002, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

(4) Amendment No. 3, dated September 5, 2003, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

(5) Amendment No. 4, dated July 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(32)

(6) Amendment No. 5, dated September 15, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(32)

(7) Amendment No. 6, dated December 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(33)

(8) Amendment No. 7, dated April 30, 2010, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(42)

(eee)	(1) Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(12)

(2) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(18)

(3) Amendment dated July 12, 2002, to the Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(27)

(fff)	Participation Agreement, dated January 28, 2000, between Registrant and Northbrook Life Insurance Company.(13)

(ggg)	(1) Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(14)

(2) Amendment No. 1, dated January 12, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

(3) Amendment No. 2, dated April 29, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

(4) Amendment No. 3, dated February 27, 2007, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance Company).(29)

(5) Amendment No. 4, dated March 18, 2008, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance Company).(30)

(6) Amendment No. 5, dated April 30, 2010, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company.(42)

(hhh)	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company of New York.(14)

(iii)	Participation Agreement, dated March 27, 2000, between Registrant and Northern Life Insurance Company.(14)

(jjj)	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company.(14)

(kkk)	(1) Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

(2) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

(lll)	(1) Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(14)

(2) Amendment dated April 30, 2004, to the Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(27)

(mmm)	(1) Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(14)

(2) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(3) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(4) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(5) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

(6) Amendment No. 5, dated August 20, 2003, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

(7) Amendment No. 6, dated April 30, 2004, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

(8) Amendment No. 7, dated October 1, 2006, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(28)

(9) Amendment No. 8, dated January 29, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(10) Amendment No. 9, dated May 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(11) Amendment No. 10, dated August 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(12) Amendment No. 11, dated April 30, 2010, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(42)

(13) Amendment No. 12, dated January 1, 2012, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(44)

(14) Amendment No. 13, dated September 18, 2014, to the Participation Agreement, dated April 17, 2000, between Registrant and Delaware Life Insurance Company of New York (formerly known as Sun Life Insurance and Annuity Company of New York).(49)

(nnn)	(1) Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(14)

(2) Amendment dated October 31, 2002, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(27)

(3) Amendment dated April 30, 2010, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(42)

(ooo)	(1) Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(14)

(2) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(18)

(ppp)	(1) Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

(2) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

(3) Amendment No. 2, dated October 1, 2002, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(27)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(43)

(qqq)	(1) Participation Agreement, dated April 3, 2000, between Registrant and First Cova Life Insurance Company.(18)

(2) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated April 3, 2000, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(18)

(3) Amendment No. 2, dated April 30, 2007, to the Participation Agreement dated April 3, 2000, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance
Company).(29)

(4) Amendment dated April 30, 2010, to the Participation Agreement, dated April 3, 2000, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(5) Amendment dated April 30, 2010, to the Participation Agreement dated April 3, 2000, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance
Company).(43)

(6) Amendment dated March 6, 2017, to the Participation Agreement dated April 3, 2000, between Registrant and Brighthouse Life Insurance Company of New York (formerly, First MetLife Investors Insurance Company).(53)

(rrr)	(1) Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company.(18)

(2) Amendment dated April 6, 2004, to the Participation Agreement between Registrant and Peoples Benefit Life Insurance Company.(27)

(3) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated February 1, 2001, between Registrant and People’s Benefit Life Insurance Company.(29)

(sss)	(1) Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(18)

(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(28)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(42)

(ttt)	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Home Life Mutual Insurance Company.(18)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company).(42)

(3) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company).(43)

(4) Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company).(45)

(uuu)	(1) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(18)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(42)

(3) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(43)

(4) Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(45)

(vvv)	(1) Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(18)

(2) Amendment No. 1, dated February 1, 2008, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(30)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(42)

(4) Amendment No. 3, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(43)

(5) Amendment No. 4, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(45)

(www)	(1) Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(18)

(2) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

(3) Amendment dated April 30, 2004, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

(4) Amendment dated May 1, 2008, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors life Insurance Company.(30)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(42)

(xxx)	Participation Agreement, dated April 17, 2001, between Registrant and Sun Life Insurance and Annuity Company of New York.(18)

(yyy)	(1) Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(18)

(2) Amendment dated April 30, 2001, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(27)

(3) Amendment dated July 12, 2006, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(28)

(4) Amendment and Novation dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(29)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(42)

(6) Amendment No. 5 dated May 1, 2013, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(49)

(7) Amendment dated October 1, 2014, to the Participation Agreement, dated April 30, 2001, between Registrant and Transamerica Premier Life Insurance Company (formerly known as Western Reserve Life Assurance Co. of Ohio).(49)

(8) Amendment dated October 1, 2014, to the Participation Agreement, dated April 30, 2001, between Registrant and Transamerica Premier Life Insurance Company (formerly known as Western Reserve Life Assurance Co. of Ohio).(49)

(zzz)	(1) Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(18)

(2) Amendment dated April 30, 2004, to the Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(27)

(aaaa)	(1) Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(18)

(2) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(20)

(3) Amendment No. 2, dated January 1, 2004, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(43)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(43)

(bbbb)	(1) Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(18)

(2) Amendment dated May 1, 2003, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

(3) Amendment dated March 31, 2005, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

(4) Amendment dated April 28, 2008, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company).(30)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(6) Amendment dated April 30, 2010, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company).(43)

(7) Amendment dated November 17 , 2014, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company USA (formerly known as MetLife Insurance Company of Connecticut).(49)

(8) Amendment, dated March 6, 2017, to the Participation Agreement, dated October 1, 2000, between Registrant and Brighthouse Life Insurance Company of New York (formerly, MetLife Insurance Company USA).(53)

(cccc)	Participation Agreement, dated November 1, 2001, between Registrant and The American Life Insurance Company of New York.(18)

(dddd)	(1) Participation Agreement, dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 2002, to the Participation Agreement dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

(eeee)	(1) Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company.(19)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

(3) Amendment No. 2, dated April 1, 2005, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

(4) Amendment No. 3, dated October 1, 2006, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(28)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(42)

(ffff)	(1) Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(20)

(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(27)

(3) Amendment dated July 12, 2006, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(28)

(4) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

(5) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

(6) Amendment dated January 10, 2008, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (30)

(7) Amendment dated June 1, 2009, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (37)

(8) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (42)

(9) Amendment No. 7, dated May 1, 2011, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company. (44)

(10) Amendment No. 8, dated May 1, 2013, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company. (49)

(gggg)	(1) Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company.(20)

(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

(3) Amendment No. 2, dated March 19, 2008, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(42)

(5) Amendment No. 4, dated July 1, 2012, to the Participation Agreement, dated October 1, 2002, between Registrant and CMFG Life Insurance Company (formerly known as CUNA Brokerage Services, Inc.).(45)

(hhhh)	(1) Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

(2) Amendment dated May 1, 2003, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

(3) Amendment dated April 30, 2004, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

(4) Amendment dated July 15, 2005, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company (n/k/a Symetra Life Insurance Company.(27)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company.(42)

(6) Amendment dated April 1, 2012, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company.(44)

(iiii)	(1) Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company.(27)

(2) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(27)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(42)

(jjjj)	(1) Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

(2) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

(3) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

(4) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(28)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(42)

(kkkk)	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company.(27)

(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(llll)	(1) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America.(27)

(2) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company of America.(42)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(mmmm)	(1) Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(27)

(2) Amendment dated March 2, 2007, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(29)

(3) Amendment dated April 30, 2011, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(44)

(nnnn)	(1) Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

(2) Amendment No. 1, dated October 31, 2003, to the Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

(oooo)	(1) Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

(2) Amendment dated September 2, 2002, to the Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

(3) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(pppp)	(1) Amended and Restated Participation Agreement, dated January 1, 2015, between Registrant and Jefferson National Life Insurance Company.(49)

(2) Amendment to Amended and Restated Participation Agreement, dated January 1, 2015, between Registrant and Jefferson National Life Insurance Company.(49)

(qqqq)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(42)

(3) Amendment dated April 1, 2012, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(45)

(4) Amendment dated June 30, 2014, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(49)

(rrrr)	(1) Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(42)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(44)

(ssss)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(27)

(2) Amendment No. 1, dated April 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(32)

(3) Amendment No. 2, dated September 30, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(37)

(4) Amendment No. 3, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(42)

(5) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(tttt)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(27)

(2) Amendment No. 1, dated July 31, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance
Company).(28)

(3) Amendment No. 2, dated November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(29)

(4) Amendment No. 3, dated November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(32)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance
Company).(42)

(uuuu)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(27)

(2) Novation to Participation Agreement, dated February 26, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(28)

(3) Amendment No. 1, effective November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(29)

(4) Amendment No. 2, effective November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(32)

(5) Amendment No. 3, effective April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(42)

(vvvv)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Business Men’s Assurance Company of America.(27)

(2) Amendment No. 1, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant and Liberty Life Insurance Company (formerly, Business Men’s Assurance Company of America).(42)

(wwww)	(1) Participation Agreement, dated April 30, 2004, between Registrant and American Skandia Life Assurance Corp.(27)

(2) Amendment to Participation Agreement, dated December 31, 2013, between Registrant and Prudential Annuities Life Assurance Corporation (formerly known as American Skandia Life Assurance Corp.)(49)

(xxxx)	Participation Agreement, dated June 1, 2010, between Registrant and Standard Insurance Company.(42)

(yyyy)	(1) Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(27)

(2) Amendment No. 1, dated April 1, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(33)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(42)

(zzzz)	(1) Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

(2) Amendment No. 1, dated April 29, 2005, to the Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

(3) Amendment No. 2, dated February 27, 2007, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York).(29)

(4) Amendment No. 3, dated March 18, 2008, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York).(30)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York).(42)

(aaaaa)	Participation Agreement, dated April 30, 2004, between Registrant and American Partners Life Insurance Company.(27)

(bbbbb)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(27)

(2) Amendment No. 1, dated July 1, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(32)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(42)

(4) Amendment No. 3, dated May 1, 2011, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(45)

(ccccc)	(1) Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company.(27)

(2) Amendment dated April 30, 2010, to the Participation Agreement dated April 30, 2010, between Registrant and C.M. Life Insurance Company.(42)

(ddddd)	(1) Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(27)

(2) Amendment No. 1, dated October 16, 2009, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(37)

(3) Amendment No. 2, dated April 19, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(42)

(4) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(42)

(5) Amendment No. 4, dated May 1, 2012, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(45)

(6) Amendment No. 5, dated October 1, 2014, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(49)

(eeeee)	(1) Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

(2) Addendum, dated March 17, 2006, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

(3) Amendment No. 1, dated April 2, 2008, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(33)

(4) Amendment No. 2, dated August 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(37)

(5) Amendment No. 3, dated October 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(37)

(6) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(42)

(7) Amendment No. 5, dated May 1, 2013, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(49)

(fffff)	Participation Agreement, dated April 30, 2004, between Registrant and Chase Insurance Life and Annuity Company.(27)

(ggggg)	(1) Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(27)

(2) Amendment No. 1, dated May 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(32)

(3) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(42)

(4) Amendment No. 3, dated May 1, 2011, to the Participation Agreement, dated April 30, 2004, between Registrant and Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company).(44)

(hhhhh)	(1) Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

(3) Amendment No. 2, dated July 1, 2005, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

(4) Amendment No. 3, dated January 13, 2009, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(33)

(iiiii)	(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and First Great-West Life & Annuity Insurance Company.(28)

(2) Amendment No. 1, dated November 15, 2007, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(29)

(3) Amendment No. 2, dated February 20, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(30)

(4) Amendment No. 3, dated December 23, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(33)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(42)

(jjjjj)	(1) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc., and Great-West Life & Annuity Insurance Company.(29)

(2) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

(3) Amendment No. 2, dated August 1, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

(4) Amendment No. 3, dated November 15, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(29)

(5) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(42)

(6) Amendment No. 5, dated November 6, 2013, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(49)

(kkkkk)	Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company of New York (effective January 1, 2005, John Hancock Life Insurance Company of
New York).(28)

(lllll)	Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company (U.S.A.) (effective January 1, 2005, John Hancock Life Insurance Company (U.S.A.).(28)

(mmmmm)	(1) Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company.(33)

(2) Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company.(45)

(nnnnn)	(1) Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company.(33)

(2) Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company.(45)

(ooooo)	(1) Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(42)

(2) Amendment No. 1, dated May 1, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(44)

(3) Amendment No. 2, dated April 29, 2016, to the Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(51)

(ppppp)	(1) Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(42)

(2) Amendment No. 1, dated May 1, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(44)

(3) Amendment No. 2, dated April 29, 2016, to the Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(51)

(qqqqq)	(1) Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company.(42)

(2) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company.(44)

(rrrrr)	(1) Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation.(42)

(2) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation.(44)

(sssss)	(1) Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company.(42)

(2) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company.(44)

(ttttt)	(1) Participation Agreement, dated May 28, 2010, between Registrant and First SunAmerica Life Insurance Company.(42)

(2) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and First SunAmerica Life Insurance Company.(43)

(uuuuu)	(1) Participation Agreement, dated May 28, 2010, between Registrant and SunAmerica Annuity and Life Assurance Company.(42)

(2) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and SunAmerica Annuity and Life Assurance Company.(43)

(vvvvv)	Participation Agreement, dated June 1, 2010, between Registrant and Protective Life and Annuity Insurance Company.(43)

(wwwww)	Participation Agreement, dated November 1, 2012, between Registrant and First Symetra National Life Insurance Company of New York.(45)

(xxxxx)	Participation Agreement, dated January 17, 2013, between Registrant and Forethought Life Insurance Company.(45)

(yyyyy)	(1) Fund Participation Agreement, dated April 30, 2014, between Registrant and Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(49)

(2) Amendment No. 1 to the Fund Participation Agreement, dated April 30, 2015, between Registrant and Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc.(49)

(zzzzz)	Fund Participation Agreement, dated December 31, 2013, between Registrant and Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln Variable Insurance Products Trust on behalf of LVIP Invesco V.I. Comstock RPM Fund and Lincoln Financial Distributors, Inc.(47)

(aaaaaa)	Fund of Funds Participation Agreement, dated December 20, 2013, between Registrant and Lincoln Variable Insurance Products Trust on behalf of LVIP Invesco V.I. Comstock RPM Fund.(47)

(bbbbbb)	(1) Fund of Funds Participation Agreement, dated April 30, 2014, between Registrant and Lincoln Variable Insurance Products Trust.(49)

(2) Amendment No. 1 to the Fund of Funds Participation Agreement, dated April 30, 2015, between Registrant and Lincoln Variable Insurance Products Trust.(49)

(cccccc)	Participation Agreement, dated January 1, 2016, between Registrant and Members Life Insurance Company.(51)

(dddddd)	Participation Agreement, dated October 1, 2016, between Registrant and Allstate Assurance Company.(52)

(eeeeee)	Participation Agreement, dated June, 29, 2016, between Registrant and Crown Global Insurance Company of America.(52)

(ffffff)	Participation Agreement, dated May 1, 2015, between Registrant and The Variable Annuity Life Insurance Company.(52)

(gggggg)	Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company.(4)

(hhhhhh)	Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(12)

(iiiiii)	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc.(43)

(jjjjjj)	Eighth Amended and Restated Memorandum of Agreement, dated as of July 1, 2014 , between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding securities lending.(48)

(kkkkkk)	(1) Memorandum of Agreement, dated as of April 30, 2018, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers.(56)

(2) Memorandum of Agreement, dated as of December 1, 2018, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers and affiliated money market fund waivers.(56)

(llllll)	(1) Memorandum of Agreement, dated as of April 30, 2018, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.(56)

(2) Memorandum of Agreement, dated as of December 1, 2018, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.(56)

(14)(a)	Consent of KPMG LLP.(57)

(b)	Consent of Stradley Ronon Stevens & Young, LLP. (57)

(15)	Omitted - Financial Statements.

(16)	Power of Attorney.(55)

(17)(a)	(1) Agreements Concerning Initial Capitalization of the AIM V.I. Capital Appreciation Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund, and the AIM V.I. Value Fund.(4)

(2) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

(3) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)

(4) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

(5) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)

(6) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)

(7) Agreement Concerning Initial Capitalization of AIM V.I. PowerShares ETF Allocation Fund, dated October 21, 2008.(33)

(8) Agreement Concerning Initial Capitalization of Invesco V.I. Balanced-Risk Allocation Fund, dated April 14, 2011.(43)

(b)	(1) Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019, relating to Invesco Advisers, Inc. and any of its subsidiaries.(56)

(2) Invesco UK Code of Ethics dated 2019, relating to Invesco Asset Management Limited.(56)

(3) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Asset Management (Japan) Limited.(56)

(4) Invesco Hong Kong Limited Code of Ethics dated November 2018, relating to Invesco Hong Kong Limited.(53)

(5) Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Canada. (53)

(6) Invesco EMEA (ex UK) Employees Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland GmbH. (56)

(7) Invesco Senior Secured Management Code of Ethics Policy, revised August 2018 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019. (56)

(8) Invesco Capital Management, LLC (formerly Invesco PowerShares Capital Management, LLC) Code of Ethics amended effective January 1, 2019.(56)

(9) Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended January 10, 2018 and Invesco Ltd. Code of Conduct dated October 2017 relating to Invesco Asset Management (India) PVT. LTD. (53)

(1)

(2)

(3)

(4)

(5)

(6)

(7)

(8)

(9)

(10)

(11)

(12)

(13)

(14)

(15)

(16)

(17)

(18)

(19)

(20)

(21)

(22)

(23)

(24)

(25)

(26)

(27)

(28)

(29)

(30)

(31)

(32)

(33)

(34)

(35)

(36)

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(38)

(39)

(40)

(41)

(42)

(43)

(44)

(45)

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(47)

(48)

(49)

(50)

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(57)

(58)

Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.

Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.

Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.

Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.

Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

Incorporated herein by reference to Post-Effective Amendment No. 20, filed electronically on May 29, 2001.

Incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on July 18, 2001.

Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

Incorporated herein by reference to Post-Effective Amendment No. 24, filed electronically on April 30, 2002.

Incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

Incorporated herein by reference to Post-Effective Amendment No. 26, filed electronically on June 18, 2003.

Incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on February 13, 2004.

Incorporated herein by reference to Post-Effective Amendment No. 28, filed electronically on April 13, 2004.

Incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

Incorporated herein by reference to Post-Effective Amendment No. 30, filed electronically on April 29, 2005.

Incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

Incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

Incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

Incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

Incorporated herein by reference to Post-Effective Amendment No. 36, filed electronically on August 8, 2008.

Incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

Incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

Incorporated herein by reference to Post-Effective Amendment No. 39, filed electronically on November 25, 2009.

Incorporated herein by reference to Post-Effective Amendment No. 40, filed electronically on February 5, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 41, filed electronically on February 11, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 43, filed electronically on February 18, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 45, filed electronically on April 28, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

Incorporated herein by reference to Post-Effective Amendment No. 47, filed electronically on January 6, 2011.

Incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

Incorporated herein by reference to Post-Effective Amendment No. 56, filed electronically on April 26, 2012.

Incorporated herein by reference to Post-Effective Amendment No. 58, filed electronically on April 24, 2013.

Incorporated herein by reference to Post-Effective Amendment No. 60, filed electronically on February 10, 2014.

Incorporated herein by reference to Post-Effective Amendment No. 61, filed electronically on April 24, 2014.

Incorporated herein by reference to Post-Effective Amendment No. 63, filed electronically on February 9, 2015.

Incorporated herein by reference to Post-Effective Amendment No. 64, filed electronically on April 27, 2015.

Incorporated herein by reference to Post-Effective Amendment No. 66, filed electronically on February 10, 2016.

Incorporated herein by reference to Post-Effective Amendment No. 67, filed electronically on April 26, 2016.

Incorporated herein by reference to Post-Effective Amendment No. 69, filed electronically on April 25, 2017.

Incorporated herein by reference to Post-Effective Amendment No. 71, filed electronically on April 26, 2018.

Incorporated herein by reference to Post-Effective Amendment No. 73, filed electronically on November 2, 2018.

Incorporated herein by reference to Post-Effective Amendment No. 75, filed electronically on January 23, 2019.

Incorporated herein by reference to Post-Effective Amendment No. 77, filed electronically on April 26, 2019.

Incorporated herein by reference to Post-Effective Amendment No. 79, filed electronically on May 23, 2019.

Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of July, 2019.

Registrant:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	July 8, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	July 8, 2019
(David C. Arch)

	Trustee	July 8, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	July 8, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	July 8, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	July 8, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	July 8, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	July 8, 2019
(Eli Jones)

	Trustee	July 8, 2019
(Elizabeth Krentzman)

	Trustee	July 8, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	July 8, 2019
(Prema Mathai-Davis)

	Trustee	July 8, 2019
(Joel W. Motley)

SIGNATURES	TITLE	DATE

/s/ Teresa M. Ressel*	Trustee	July 8, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	July 8, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	July 8, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	July 8, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	July 8, 2019
(Robert C. Troccoli)

	Trustee	July 8, 2019
(Daniel S. Vandivort)

	Trustee	July 8, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	July 8, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	July 8, 2019
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 14, 2018, filed in the Registrant’s Form N-14 on January 14, 2019.

INDEX

Exhibit Number	Description

4	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.

12	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.